Other financial assets - Financing receivables net of allowance for doubtful accounts (Details) - Accumulated impairment - Financing receivables held for operating and non operating purpose - EUR (€)
€ in Millions
	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Other financial assets
Carrying amount at the beginning of the year	€ 427	€ 383
Additions	1	26
Deductions	(2)	(3)
Currency translation differences	(47)	24
Other changes	(2)	(3)
Carrying amount at the end of the year	€ 377	€ 427